INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
Schedule of Intangible assets, net

	As of December 31,
	2023	2024

	(HK$ in thousands)
Gross carrying amount
Computer software	63,197	73,253
Golf membership	8,957	33,495
Licenses	28,329	25,734
Others	1,000	1,000
Total of gross carrying amount	101,483	133,482

Less: accumulated amortization
Computer software	(22,736)	(38,155)
Golf membership	(2,265)	(3,093)
Licenses	(3,911)	(6,090)
Others	(500)	(500)
Total of accumulated amortization	(29,412)	(47,838)
Intangible assets, net	72,071	85,644